SUBSEQUENT EVENTS (Redemption of Shares of Common Stock) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended				12 Months Ended
	Aug. 12, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Redemptions of common stock		$ 19,191	$ 19,514	$ 21,115	$ 21,724	$ 84,088	$ 93,830	$ 103,675
Unfulfilled redemption requests						20.6
Subsequent event
Subsequent Event [Line Items]
Redemption of common stock (shares)	1.3				2.3
Redemptions of common stock	$ 9,300				$ 19,500
Common stock, average redemption price per share (USD per share)	$ 7.26				$ 8.65
Unfulfilled redemption requests (shares)	23.2